Share-based Compensation Expense (Tables)	12 Months Ended
Dec. 31, 2023
SHARE-BASED COMPENSATION EXPENSE [Abstract]
Share-based compensation expense recognized in costs and expenses
Share-based compensation expense was recognized in costs and expenses for the years ended December 31, 2021, 2022 and 2023 as follows (in thousands):

	Year Ended December 31,
Share-based compensation expense	2021	2022	2023
Cost of revenues	$277	$191	$17
Product development expenses	3,904	2,026	156
Sales and marketing expenses	166	128	26
General and administrative expenses	4,231	2,594	509

	$8,578	$4,939	$708

Share-based compensation expense was recognized for share awards of Sohu (excluding Sohu Video), Changyou and Fox Video
Share-based compensation expense was recognized for share awards of Sohu (excluding Fox Video), Changyou and Fox Video as follows (in thousands):

	Year Ended December 31,
Share-based compensation expense	2021	2022	2023
For Sohu (excluding Fox Video) share-based awards	$1,849	$677	$96
For Changyou share-based awards	7,773	4,262	612
For Fox Video share-based awards	(1,044)	0	0

	$8,578	$4,939	$708